Schedule of Potential Common Stock Shares (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Potential Common Stock Shares [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	262,952	227,990
Convertible debt
Schedule Of Potential Common Stock Shares [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	6,863
Convertible preferred stock
Schedule Of Potential Common Stock Shares [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	9,266
Warrants and options, vested
Schedule Of Potential Common Stock Shares [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	262,952	211,861